Average Annual Total Returns		12 Months Ended	60 Months Ended	72 Months Ended	110 Months Ended	120 Months Ended
	Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		12.81%	6.09%		9.82%	9.62%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		12.59%	8.88%		8.83%	9.27%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	14.42%		15.55%	14.82%
iShares® Russell 1000 Value ETF (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	iShares® Russell 1000 Value ETF
Average Annual Return, Percent		15.71%	11.13%		10.39%	10.34%
MSCI EAFE® (LOC) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI EAFE® (LOC) Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		20.60%	11.47%		9.47%	8.60%
MSCI EAFE®(LOC) Value (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI EAFE®(LOC) Value (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		30.71%	16.04%		9.86%	9.18%
MSCI EAFE® (USD) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI EAFE® (USD) Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		31.22%	8.92%	8.74%	9.00%	8.18%
MSCI EAFE® (USD) Value (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI EAFE® (USD) Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		42.25%	13.36%	10.53%	9.39%	8.69%
MSCI World® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI World® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		21.09%
MSCI ACWI® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI ACWI® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		22.34%
Common Stock Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before taxes
Average Annual Return, Percent		2.22%	11.71%		11.26%
Performance Inception Date	Oct. 31, 2016
Common Stock Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before taxes
Average Annual Return, Percent		2.13%	11.59%		11.61%	11.06%
Common Stock Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Average Annual Return, Percent		(0.75%)	9.73%		9.42%	9.34%
Common Stock Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Average Annual Return, Percent		3.24%	8.97%		9.25%	8.70%
Large Cap Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before taxes
Average Annual Return, Percent		6.32%	7.62%		10.18%
Performance Inception Date	Oct. 31, 2016
Large Cap Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before taxes
Average Annual Return, Percent		6.20%	7.47%		8.95%	9.81%
Large Cap Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Average Annual Return, Percent		2.76%	3.96%		7.18%	6.70%
Large Cap Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Average Annual Return, Percent		6.15%	5.45%		7.29%	7.39%
International Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before taxes
Average Annual Return, Percent		8.68%	7.89%		6.87%
Performance Inception Date	Oct. 31, 2016
International Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before taxes
Average Annual Return, Percent		8.52%	7.73%		7.73%	6.93%
International Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Average Annual Return, Percent		5.78%	6.03%		6.67%	5.60%
International Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Average Annual Return, Percent		7.42%	5.66%		6.10%	5.19%
International Fund II - Currency Unhedged Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before taxes
Average Annual Return, Percent		13.91%	5.06%	4.87%
Performance Inception Date	Dec. 31, 2019
International Fund II - Currency Unhedged Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Average Annual Return, Percent		12.54%	4.51%	4.40%
International Fund II - Currency Unhedged Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Average Annual Return, Percent		9.51%	4.09%	3.95%
Global Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before taxes
Average Annual Return, Percent		5.45%
Performance Inception Date	Dec. 31, 2024
Global Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Average Annual Return, Percent		5.14%
Global Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Average Annual Return, Percent		3.59%